Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net (Parentheticals)	Sep. 30, 2023	Dec. 31, 2022
Computer, Equipment and Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful life	5 years	5 years
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful life	2 years	2 years